Consolidated Statements of Operations and Comprehensive Income/ (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
REVENUE		$ 1,868,333	$ 869,935	$ 1,073,351
COST OF REVENUE		343,083	172,948	231,084
GROSS PROFIT		1,525,250	696,987	842,267
OPERATING EXPENSES:
Selling and marketing		715,976	901,319	1,007,652
General and administrative
Payroll and related benefits		2,082,886	2,512,781	2,609,849
Professional fees		705,199	1,031,274	1,210,445
Other general and administrative		1,081,621	1,091,950	1,925,939
Total Operating Expenses		4,585,682	5,537,324	6,753,885
LOSS FROM OPERATIONS		(3,060,432)	(4,840,337)	(5,911,618)
OTHER INCOME (EXPENSE):
Interest income		4,500,977	209,439	94,372
Interest expense		(2,422,292)	(4,202,810)
Allowance for credit losses-notes receivable		(90,236,242)
Recovery of impairment on long-term investment			439,111
Recovery of bad debt allowance on loan receivable			550,000
Other income		54,737	940	6,366
Foreign currency transaction gain (loss)		19,497	(4,723)	146,501
Total Other Income (Expense)		(88,083,323)	(3,008,043)	247,239
LOSS BEFORE INCOME TAXES		(91,143,755)	(7,848,380)	(5,664,379)
INCOME TAX EXPENSES		(24,525)
NET LOSS FROM CONTINUING OPERATIONS		(91,168,280)	(7,848,380)	(5,664,379)
DISCONTINUED OPERATIONS
Income (loss) from discontinued operations, net of applicable income taxes			(551,017)	19,003
Net gain on sale of discontinued operations, net of applicable income taxes			53,818,778
NET INCOME FROM DISCONTINUED OPERATIONS			53,267,761	19,003
NET INCOME (LOSS)		(91,168,280)	45,419,381	(5,645,376)
Less: Net loss attributable to non-controlling interest from discontinued operations			(82,302)
NET INCOME (LOSS) ATTRIBUTABLE TO MMTEC, INC.		(91,168,280)	45,501,683	(5,645,376)
COMPREHENSIVE INCOME (LOSS):
NET INCOME (LOSS)		(91,168,280)	45,419,381	(5,645,376)
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustments		69,610	(138,414)	(184,885)
TOTAL COMPREHENSIVE INCOME (LOSS)		(91,098,670)	45,280,967	(5,830,261)
Less: Comprehensive loss attributable to non-controlling interests from discontinued operations			(91,092)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO MMTEC, INC.		$ (91,098,670)	$ 45,372,059	$ (5,830,261)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING:
Basic (in Shares)	[1]	24,996,144	13,221,897	437,139
GAIN(LOSS) EARNINGS PER SHARE - BASIC AND DILUTED
Continuing operations, basic (in Dollars per share)	[1]	$ (3.65)	$ (0.59)	$ (12.96)
Discontinued operations, basic (in Dollars per share)	[1]		$ 4.03	$ 0.04

[1]	After giving effect to the reverse stock split effected on December 18, 2024. Also see Note 16.